T. ROWE PRICE New Jersey Tax-Free Bond Fund
May 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.5%
DELAWARE 2.1%
Delaware River & Bay Auth., 4.00%, 1/1/44  4,000 4,582
Delaware River & Bay Auth., Series A, 5.00%, 1/1/44  2,000 2,201
Delaware River & Bay Auth., Series C, 5.00%, 1/1/28  2,500 2,780
9,563
MISSISSIPPI 0.2%
Jackson County, Chevron USA Project, VRDN, PCR, 0.01%,
6/1/23  950 950
950
NEW JERSEY 85.8%
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/47 (1) 1,000 1,183
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/53 (1) 2,000 2,350
Burlington County Bridge Commission, 4.00%, 10/1/29  1,470 1,676
Burlington County Bridge Commission, 5.00%, 10/1/24  1,000 1,110
Burlington County Bridge Commission, 5.00%, 10/1/25  585 649
Burlington County Bridge Commission, 5.00%, 10/1/27  1,000 1,201
Burlington County Bridge Commission, 5.00%, 10/1/28  1,280 1,534
Burlington County Bridge Commission, 5.00%, 4/15/29  500 636
Burlington County Bridge Commission, 5.00%, 4/15/30  1,085 1,370
Burlington County Bridge Commission, 5.00%, 4/15/31  1,000 1,258
Burlington County Bridge Commission, Gov't Loan Program,
Series A, 5.00%, 12/1/24  700 750
Essex County Improvement Auth., NJIT Student Housing, Series A,
4.00%, 8/1/51 (2) 1,000 1,185
Essex County Improvement Auth., NJIT Student Housing, Series A,
4.00%, 8/1/56 (2) 1,500 1,771
Essex County Improvement Auth., PJ Consolidation, 5.50%,
10/1/27 (3) 2,205 2,867
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (1) 5,600 6,922
Garden State Preservation Trust, Space & Farmland, Series C,
5.25%, 11/1/21 (1) 1,400 1,430
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/37  510 601
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/38  500 588
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/39  450 528
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/46 (2) 750 878

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/51 (2) 1,000 1,167
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/28 (1) 1,750 2,127
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/29 (1) 1,285 1,553
Hudson County Improvement Auth., 4.00%, 1/1/38  1,000 1,185
Hudson County Improvement Auth., Vocational Technical Schools,
5.25%, 5/1/51  7,000 8,358
Mercer County Improvement Auth., 4.00%, 4/1/33  1,000 1,198
Middlesex County, Civic Square IV Redev., COP, 5.00%, 10/15/31  1,465 1,717
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/37  750 915
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/38  1,000 1,216
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/39  790 959
Monmouth County Improvement Auth., Gov't Pooled Loan, 4.00%,
12/1/31  500 560
Monmouth County Improvement Auth., Gov't Pooled Loan, 4.00%,
12/1/32  500 560
Monmouth County Improvement Auth., Gov't Pooled Loan, 5.00%,
12/1/29  400 463
Monmouth County Improvement Auth., Gov't Pooled Loan, 5.00%,
12/1/30  280 324
Monmouth County Improvement Auth., Gov't Pooled Loan, 5.00%,
1/15/31  230 231
Monmouth County Improvement Auth., Gov't Pooled Loan,
Series A, 4.00%, 8/1/37  275 334
Monmouth County Improvement Auth., Gov't Pooled Loan,
Series A, 4.00%, 8/1/38  225 272
Monmouth County Improvement Auth., Gov't Pooled Loan,
Series A, 4.00%, 8/1/39  200 241
Monmouth County Improvement Auth., Gov't Pooled Loan,
Series B, 5.00%, 7/15/35  1,250 1,514
Monmouth County Improvement Auth., Gov't Pooled Loan,
Series B, 5.00%, 7/15/36  1,000 1,210
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/24  800 900
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/26  1,650 1,855
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/27  1,785 2,003
New Brunswick Parking Auth., 5.00%, 9/1/26 (2) 320 380
New Brunswick Parking Auth., 5.00%, 9/1/27 (2) 375 444
New Brunswick Parking Auth., 5.00%, 9/1/28 (2) 605 714
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32  4,000 4,507
New Jersey Economic Dev. Auth., Series A, 5.00%, 7/1/33  1,000 1,185
New Jersey Economic Dev. Auth., Series QQQ, 4.00%, 6/15/38  600 704

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (4) 1,500 1,594
New Jersey Economic Dev. Auth., American Water, Series B,
VRDN, 1.20%, 11/1/34 (Tender 6/1/23) (4) 2,000 2,025
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29 (5) 665 723
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39 (5) 1,150 1,267
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (5) 1,105 1,203
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/54 (5) 375 407
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (4) 1,000 1,122
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  4,000 4,579
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/24 (4) 850 953
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (1)(4) 1,500 1,679
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (4) 2,035 2,269
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (1)(4) 940 1,051
New Jersey Economic Dev. Auth., Goethals Bridge, 5.25%,
1/1/25 (4) 1,395 1,572
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (4) 6,175 6,915
New Jersey Economic Dev. Auth., Gov't Building, Series A, 5.00%,
6/15/42  2,000 2,406
New Jersey Economic Dev. Auth., Kapkowski Road Landfill,
5.75%, 10/1/21  35 35
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  910 940
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  2,470 2,534
New Jersey Economic Dev. Auth., Middlesex Water, 4.00%,
8/1/59 (4) 5,070 5,606
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (4) 1,425 1,715
New Jersey Economic Dev. Auth., Middlesex Water, Series A,
5.00%, 10/1/23  1,210 1,338
New Jersey Economic Dev. Auth., Middlesex Water, Series C,
4.25%, 10/1/47 (4) 1,500 1,536
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Series A, 5.25%, 7/1/26 (3)(6) 190 233
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (3) 810 995

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Natural Gas Company Project,
Series C, 2.45%, 4/1/59 (Tender 4/1/26) (4) 1,500 1,576
New Jersey Economic Dev. Auth., NJ Transit Transportation
Project, 4.00%, 11/1/39  890 1,025
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (4) 2,075 2,431
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (4) 3,075 3,540
New Jersey Economic Dev. Auth., Provident Group-Montclair Univ.
Student Housing, 5.00%, 6/1/37 (1) 1,000 1,205
New Jersey Economic Dev. Auth., Provident Group-Montclair Univ.
Student Housing, 5.00%, 6/1/42 (1) 3,250 3,908
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,020 4,225
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/35  1,000 1,203
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/42  2,250 2,673
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project, 5.00%,
6/1/32  2,250 2,653
New Jersey Economic Dev. Auth., The Goethals, 5.00%, 7/1/22 (4) 400 421
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37 (4) 1,765 1,828
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43 (4) 3,250 3,368
New Jersey Economic Dev. Auth., United Methodist Homes,
5.00%, 7/1/34  2,000 2,097
New Jersey Economic Dev. Auth., United Methodist Homes,
Series A, 5.00%, 7/1/29  2,650 2,853
New Jersey EFA, Series C, 4.00%, 7/1/50 (1) 2,000 2,290
New Jersey EFA, College of New Jersey, Series F, 4.00%, 7/1/35  780 881
New Jersey EFA, College of New Jersey, Series F, 4.00%, 7/1/35
(Prerefunded 7/1/26) (7) 220 257
New Jersey EFA, College of New Jersey, Series G, 5.00%, 7/1/30  1,214 1,403
New Jersey EFA, College of New Jersey, Series G, 5.00%, 7/1/30
(Prerefunded 7/1/25) (7) 786 929
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  1,000 1,144
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  2,000 2,482
New Jersey EFA, Higher Ed. Fac. Trust Fund, 5.00%, 6/15/26  2,230 2,532
New Jersey EFA, Kean Univ., Series H, 5.00%, 7/1/28 (1) 2,000 2,339
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/32  1,010 1,138
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/39  3,275 3,668
New Jersey EFA, Montclair State Univ., Series D, 5.00%, 7/1/34  2,090 2,428
New Jersey EFA, Montclair State Univ., Series D, 5.00%, 7/1/36  1,000 1,160
New Jersey EFA, Princeton Univ., Series A, 4.00%, 7/1/28  2,000 2,203
New Jersey EFA, Princeton Univ., Series A, 5.00%, 7/1/26  3,500 4,298
New Jersey EFA, Princeton Univ., Series C, 5.00%, 7/1/29  500 628

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/26 (1) 1,250 1,515
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (1) 2,000 2,412
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/33  500 536
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/38  500 534
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42  3,500 4,104
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/35  1,000 1,192
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/36  1,640 1,952
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/37  2,000 2,375
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/47  1,600 1,865
New Jersey EFA, Stockton Univ., Series A, 5.00%, 7/1/35 (1) 2,000 2,390
New Jersey EFA, William Paterson Univ., 4.00%, 7/1/36 (1) 135 163
New Jersey EFA, William Paterson Univ., 4.00%, 7/1/38 (1) 250 301
New Jersey EFA, William Paterson Univ., 5.00%, 7/1/33 (1) 270 357
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41  2,500 2,785
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/23  2,750 2,997
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27  110 110
New Jersey HCFFA, Barnabas Health, Series A, 4.00%, 7/1/26  1,000 1,041
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25  2,500 2,628
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44  1,585 1,800
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/32  1,250 1,530
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,665 4,438
New Jersey HCFFA, Hunterdon Medical Center, 5.00%, 7/1/45
(Prerefunded 7/1/24) (7) 2,600 2,974
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33  2,360 2,825
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34  1,365 1,631
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42  5,000 6,083
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/25  1,000 1,051
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/26  2,105 2,211
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/27  2,000 2,100
New Jersey HCFFA, Meridian Healthcare System, 5.00%, 7/1/32  3,000 3,226
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/28  1,720 2,102
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39  4,500 5,428
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.00%, 7/1/39  1,500 1,706
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.00%, 7/1/43  3,650 4,148

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/29  3,500 4,265
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  2,600 3,108
New Jersey HCFFA, RWJ Barnabas Health, Series B-3, VRDN,
5.00%, 7/1/45 (Tender 7/1/26)  2,435 2,954
New Jersey HCFFA, Saint Joseph's Health System, 5.00%, 7/1/31  2,200 2,601
New Jersey HCFFA, Saint Joseph's Health System, 5.00%, 7/1/41  3,000 3,499
New Jersey HCFFA, Saint Luke's Warren Hosp., 5.00%, 8/15/34  2,290 2,482
New Jersey HCFFA, Univ. Hosp., Series A, 5.00%, 7/1/46 (1) 3,500 4,017
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37  800 947
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/44  1,500 1,744
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31  2,000 2,586
New Jersey HCFFA, Virtua Health, 5.00%, 7/1/29  1,000 1,108
New Jersey HCFFA, Virtua Health, Series B, VRDN, 0.01%, 7/1/43  200 200
New Jersey Higher Ed. Student Assistance Auth., Series 1, 5.00%,
12/1/21 (4) 1,555 1,591
New Jersey Higher Ed. Student Assistance Auth., Series 1A,
5.00%, 12/1/26 (4) 1,500 1,762
New Jersey Higher Ed. Student Assistance Auth., Series 1B,
4.75%, 12/1/43 (4) 1,000 1,038
New Jersey Higher Ed. Student Assistance Auth., Series B, 5.00%,
12/1/25 (4) 1,000 1,184
New Jersey Higher Ed. Student Assistance Auth., Series B, 5.00%,
12/1/26 (4) 500 606
New Jersey Institute of Technology, Series A, 5.00%, 7/1/31  360 462
New Jersey Institute of Technology, Series A, 5.00%, 7/1/32  375 480
New Jersey Institute of Technology, Series A, 5.00%, 7/1/33  170 217
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  3,500 4,050
New Jersey Institute of Technology, Unrefunded Balance, Series A,
5.00%, 7/1/42 (Prerefunded 7/1/22) (7) 3,470 3,652
New Jersey Sports & Exposition Auth., Series A, 5.00%, 9/1/24  2,000 2,293
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/36  1,000 1,188
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/41 (8) 675 757
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42 (8) 1,180 1,320
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/39  1,500 1,872
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/38 (8) 1,550 1,907
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/45  2,205 2,504
New Jersey Transportation Trust Fund Auth., Series B, 5.50%,
6/15/31  3,000 3,006

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/44  1,675 1,894
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/34  2,000 2,497
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/35  1,665 2,075
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31  3,500 4,132
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A1, 5.00%, 6/15/29  2,500 2,974
New Jersey Transportation Trust Fund Auth., Transportation
Program, Series AA, 5.00%, 6/15/23  1,795 1,884
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  4,850 6,029
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,310 1,567
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  1,500 1,769
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  7,500 9,208
New Jersey Turnpike Auth., Series A-1, 5.00%, 1/1/35  2,000 2,417
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40  4,000 4,854
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/30  500 621
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/31  1,000 1,236
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/32  1,500 1,850
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/33  500 615
New Jersey Turnpike Auth., Series G, 5.00%, 1/1/37  2,000 2,440
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  5,150 6,240
Newark City, Series C, GO, 4.00%, 10/1/34 (1) 120 141
Newark City, Series C, GO, 4.00%, 10/1/36 (1) 265 309
North Hudson Sewer Auth., Series A, COP, 5.00%, 6/1/42
(Prerefunded 6/1/22) (7) 1,250 1,311
Rutgers Univ., Series M, 5.00%, 5/1/34  1,600 1,910
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
PCR, 2.25%, 6/1/29  3,000 3,128
South Brunswick Township Board of Ed., GO, 5.00%, 8/1/27  750 841
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (4) 6,120 7,089
South Jersey Transportation Auth., Series A, 5.00%, 11/1/32 (1) 1,250 1,612
South Jersey Transportation Auth., Series A, 5.00%, 11/1/33 (1) 750 964
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  370 421
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  2,905 3,562
Union County Pollution Control Fin. Auth., Exxon Project, PCR,
VRDN, 0.01%, 10/1/24  100 100
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/28  500 581
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/29  400 465
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/31  435 505
387,917

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
NEW YORK 5.1%
Port Auth. of New York & New Jersey, Series 093, 6.125%, 6/1/94  1,000 1,135
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/30 (4) 1,000 1,038
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (4) 2,000 2,075
Port Auth. of New York & New Jersey, Series 177, 5.00%,
7/15/25 (4) 1,000 1,074
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/43 (4) 1,990 2,188
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/32 (4) 1,700 1,925
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/44 (4) 2,380 2,668
Port Auth. of New York & New Jersey, Series 198, 5.25%, 11/15/56  2,500 3,033
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (4) 5,000 6,148
Port Auth. of New York & New Jersey, Series 224, 4.00%, 7/15/51  1,530 1,820
23,104
PENNSYLVANIA 3.1%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/29
(Prerefunded 7/1/25) (7) 400 473
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/30
(Prerefunded 7/1/25) (7) 700 829
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/42  2,050 2,489
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/23  1,000 1,052
Delaware River Joint Toll Bridge Commission, Bridge System,
Series A, 5.00%, 7/1/44  750 939
Delaware River Port Auth., 5.00%, 1/1/40  4,000 4,449
Delaware River Port Auth., Series A, 5.00%, 1/1/34  2,000 2,550
Delaware River Port Auth., Series A, 5.00%, 1/1/40  1,000 1,247
14,028
PUERTO RICO 3.0%
Puerto Rico Commonwealth, Series A, GO, 5.00%, 7/1/19 (9)(10) 625 555
Puerto Rico Commonwealth, Series A, GO, 8.00%, 7/1/35 (9)(10) 1,010 813
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 690 820
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (5) 500 586
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (10)(11) 1,270 1,019
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (9)(10) 1,375 1,208

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (9)(10) 905 825
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (9)(10) 10 9
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (9)(10) 20 19
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (9)(10) 150 144
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (9)(10) 40 38
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (9)(10) 50 48
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (9)(10) 65 62
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (9)(10) 80 76
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (9)(10) 10 10
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (9)(10) 910 869
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (9)(10) 160 153
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (9)(10) 70 67
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (9)(10) 45 43
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (9)(10) 20 19
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (9)(10) 50 48
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (9)(10) 35 34
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (9)(10) 10 9
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (9)(10) 20 19
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (9)(10) 15 14
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (9)(10) 165 157
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (9)(10) 45 43
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (9)(10) 20 19
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,000 1,138

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,693
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  495 390
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,189 867
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  2,000 649
13,463
VIRGIN ISLANDS 0.2%
Virgin Islands PFA, Matching Fund, Diageo, Series A, 6.75%,
10/1/37  600 605
605
Total Investments in Securities 99.5%
(Cost $417,767) $ 449,630
Other Assets Less Liabilities 0.5% 2,316
Net Assets 100.0% $ 451,946
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Insured by National Public Finance Guarantee Corporation
(4) Interest subject to alternative minimum tax.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$5,006 and represents 1.1% of net assets.
(6) Escrowed to maturity
(7) Prerefunded date is used in determining portfolio maturity.
(8) When-issued security
(9) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(10) Non-income producing
(11) Security is in default or has failed to make a scheduled interest and/or principal payment.
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Jersey Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE New Jersey Tax-Free Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F47-054Q1 05/21